Offsetting financial assets and financial liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of offsetting of financial assets and financial liabilities [text block]
27. Offsetting financial assets and financial liabilities
When certain criteria are met, financial assets and liabilities are offset and presented on a net basis in the Consolidated Statement of Financial Position. Amounts presented in the Consolidated Statement of Financial Position are offset when the Group currently has a legally enforceable right to offset the recognized amounts, and the Group intends to settle the asset and liability on a net basis or has the ability to realize the asset and settle the liability simultaneously.
The following table presents the recognized financial instruments that are offset as at December 31, 2025 and 2024:

	Effects of offsetting on the Consolidated Statements of Financial Position
2025	Gross amounts	Gross amounts set off	Net amounts presented
Financial assets	US$	US$	US$
Cash and cash equivalents	719,897	—	719,897
Financial assets at FVPL	99,089	—	99,089
Trade and other receivables	558,154	13,870	572,024
Derivative financial instruments	140	—	140
Other assets	29,607	—	29,607
Total	1,406,887	13,870	1,420,757
Financial liabilities
Trade and other payables	868,306	(13,870)	854,436
Lease Liabilities	3,385	—	3,385
Derivative financial instruments	1,567	—	1,567
Financial liabilities	86,898	—	86,898
Total	960,156	(13,870)	946,286

2024	Gross amounts	Gross amounts set off	Net amounts presented
Financial assets	US$	US$	US$
Cash and cash equivalents	425,172	—	425,172
Financial assets at FVPL	129,319	—	129,319
Trade and other receivables	504,529	(7,816)	496,713
Derivative financial instruments	2,874	—	2,874
Other assets	18,805	—	18,805
Total	1,080,699	(7,816)	1,072,883
Financial liabilities
Trade and other payables	614,762	(16,975)	597,787
Lease Liabilities	4,000	—	4,000
Derivative financial instruments	6,227	—	6,227
Financial liabilities	50,455	—	50,455
Total	624,989	(16,975)	608,014
The gross amount of assets and liabilities that have been offset and presented above primarily relate to trade receivables resulting from fees earned from merchants that are offset against liabilities to merchants and trade payables resulting from fees charged by processors that are offset against receivables from processors. The Group determined these balances meet the IFRS 7 offsetting requirements since an enforceable legal right to offset the balances exists, and the Group intends to settle such transactions on a net basis. No arrangements with merchants that provide the Group with the right to offset exist where the offsetting criteria have not been met.